Prospectus

                                                          RIVERSOURCE [LOGO](SM)
                                                                 Investments

RIVERSOURCE
RETIREMENT PLUS(SM) SERIES

--------------------------------------------------------------------------------

PROSPECTUS
DATED APRIL 26, 2006
AMENDED AS OF JUNE 12, 2006

--------------------------------------------------------------------------------

> THIS PROSPECTUS DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

      RiverSource Retirement Plus 2010 Fund

      RiverSource Retirement Plus 2015 Fund

      RiverSource Retirement Plus 2020 Fund

      RiverSource Retirement Plus 2025 Fund

      RiverSource Retirement Plus 2030 Fund

      RiverSource Retirement Plus 2035 Fund

      RiverSource Retirement Plus 2040 Fund

      RiverSource Retirement Plus 2045 Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualifyfor a sales charge discount. See "Buying and Selling Shares" for more information.


-----------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-----------------------------------------------------

TABLE OF CONTENTS

THE FUNDS ................................................................    3P

Objectives ...............................................................    3p

Principal Investment Strategies ..........................................    4p

Principal Risks ..........................................................    7p

Past Performance .........................................................    9p

Fees and Expenses ........................................................    9p

Other Investment Strategies and Risks ....................................   15p

Fund Management and Compensation .........................................   16p

BUYING AND SELLING SHARES ................................................   S.1

   Buying Shares .........................................................   S.1

      Investment Options -- Classes of Shares ............................   S.1

      Sales Charges ......................................................   S.2

      Opening an Account .................................................   S.4

   Buying Shares .........................................................   S.4

   Exchanging or Selling Shares ..........................................   S.4

      Exchanges ..........................................................   S.4

      Selling Shares .....................................................   S.5

VALUING FUND SHARES ......................................................   S.6

DISTRIBUTIONS AND TAXES ..................................................   S.6

Dividends and Capital Gain Distributions .................................   S.6

Reinvestments ............................................................   S.6

Taxes ....................................................................   S.7

GENERAL INFORMATION ......................................................   S.7

APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES .....   A.1

APPENDIX B: UNDERLYING FUNDS -- RISKS ....................................   B.1


--------------------------------------------------------------------------------
2p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

THE FUNDS

OBJECTIVES

THIS PROSPECTUS DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION. BECAUSE ANY INVESTMENT INVOLVES RISK, ACHIEVING A FUND'S OBJECTIVE CANNOT BE GUARANTEED. ONLY SHAREHOLDERS CAN CHANGE THE FUND'S OBJECTIVE.

      RIVERSOURCE RETIREMENT PLUS 2010 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010

      RIVERSOURCE RETIREMENT PLUS 2015 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015

      RIVERSOURCE RETIREMENT PLUS 2020 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020

      RIVERSOURCE RETIREMENT PLUS 2025 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025

      RIVERSOURCE RETIREMENT PLUS 2030 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030

      RIVERSOURCE RETIREMENT PLUS 2035 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035

      RIVERSOURCE RETIREMENT PLUS 2040 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040

      RIVERSOURCE RETIREMENT PLUS 2045 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045

RiverSource Retirement Plus 2010 Fund (2010 Fund), RiverSource Retirement Plus 2015 Fund (2015 Fund), RiverSource Retirement Plus 2020 Fund (2020 Fund), RiverSource Retirement Plus 2025 Fund (2025 Fund), RiverSource Retirement Plus 2030 Fund (2030 Fund), RiverSource Retirement Plus 2035 Fund (2035 Fund), RiverSource Retirement Plus 2040 Fund (2040 Fund), RiverSource Retirement Plus 2045 Fund (2045 Fund) are singularly and collectively, where the context requires, referred to as either the Fund, each Fund or the Funds. The RiverSource funds in which the Funds invest are referred to as the underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 3p
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Funds are intended for investors who prefer to have asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). Each Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year. For example, 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030. The Funds differ primarily due to their asset allocations among different types of underlying funds.

The investment manager follows a three-step investment process for each Fund: 1) Develop a neutral asset allocation; 2) Perform tactical asset class allocation; and 3) Select investment categories and invest in underlying funds.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of each Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for each Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

Each Fund's neutral asset allocation is based on a target date which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for each Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Table 1 shows the Glide Path, and illustrates how the allocation among various equity and fixed income asset classes changes over time.

             Table 1: Neutral Asset Allocation Over Time "Glide Path"

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

US Investment Grade Bonds    15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds                   1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging Markets Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield Bonds           1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash Equivalents              2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging Markets Equities     4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed Equities     16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US MidSmall Cap Equities      8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%

                             40     35     30     25     20     15     10     5      0      5      10     15     20     25     30

                             <----------------- Years Before -------------------------> | <------------- Years After -------------->
                                                                      Target Retirement Date


--------------------------------------------------------------------------------
4p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

Based on the investment manager's analysis of capital markets and other factors described above, the investment manager currently intends to invest in nine different investment categories. The fixed income investment categories include:
U.S. investment grade bonds, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.

The investment manager may choose to modify the Funds' neutral asset allocations, based on its analysis of changes in capital markets and/or longevity. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.

PERFORMING TACTICAL ASSET ALLOCATION

The investment manager uses proprietary, quantitative models to determine how each Fund's current allocations will differ from the neutral asset allocation. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models' recommendations. Typically, tactical asset allocation changes will be made monthly to refine each Fund's positioning.

In making these tactical asset allocation changes, the investment manager will keep each Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2 below.

                       TABLE 2. ASSET CLASS RANGES BY FUND

                                            ASSET CLASS
                      TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS
--------------------------------------------------------------------------------
FUND                              EQUITY          FIXED INCOME AND CASH
--------------------------------------------------------------------------------
2010 Fund                         43-73%                  27-57%
--------------------------------------------------------------------------------
2015 Fund                         53-83%                  17-47%
--------------------------------------------------------------------------------
2020 Fund                         64-94%                   6-36%
--------------------------------------------------------------------------------
2025 Fund                         64-94%                   6-36%
--------------------------------------------------------------------------------
2030 Fund                         64-94%                   6-36%
--------------------------------------------------------------------------------
2035 Fund                         64-94%                   6-36%
--------------------------------------------------------------------------------
2040 Fund                         64-94%                   6-36%
--------------------------------------------------------------------------------
2045 Fund                         64-94%                   6-36%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 5p
--------------------------------------------------------------------------------

CHOOSING INVESTMENT CATEGORIES AND INVESTING IN UNDERLYING FUNDS

After determining the current asset class allocation for each Fund, the investment manager then determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund. A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds.

                   TABLE 3. INVESTMENT CATEGORY RANGES BY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                FUND
  ASSET CLASS                                                         Target Allocation Range -- Under Normal Market Conditions
(Target Ranges                                                  --------------------------------------------------------------------
 set forth in    INVESTMENT                                     2010     2015     2020     2025     2030     2035     2040     2045
   Table 2)      CATEGORY           ELIGIBLE UNDERLYING FUND    FUND     FUND     FUND     FUND     FUND     FUND     FUND     FUND
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME     U.S. Investment    RiverSource Diversified     0-57%    0-47%    0-36%    0-36%    0-36%    0-36%    0-36%    0-36%
AND CASH         Grade Bonds        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                 International      RiverSource Global Bond     0-57%    0-47%    0-36%    0-36%    0-36%    0-36%    0-36%    0-36%
                 Bonds              Fund
------------------------------------------------------------------------------------------------------------------------------------
                 Emerging Markets   RiverSource Emerging        0-57%    0-47%    0-36%    0-36%    0-36%    0-36%    0-36%    0.36%
                 Bonds              Markets Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                 U.S. High Yield    RiverSource High Yield      0-57%    0-47%    0-36%    0-36%    0-36%    0-36%    0-36%    0-36%
                 Bonds              Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                 Cash Equivalents   RiverSource Cash            0-57%    0-47%    0-36%    0-36%    0-36%    0-36%    0-36%    0-36%
                                    Management Fund
------------------------------------------------------------------------------------------------------------------------------------
EQUITY           Emerging Markets   RiverSource Disciplined     0-73%    0-83%    0-94%    0-94%    0-94%    0-94%    0-94%    0-94%
                 Equities           International Equity
                                    Fund
------------------------------------------------------------------------------------------------------------------------------------
                 International      RiverSource Disciplined     0-73%    0-83%    0-94%    0-94%    0-94%    0-94%    0-94%    0-94%
                 Developed          International Equity
                 Equities           Fund
------------------------------------------------------------------------------------------------------------------------------------
                 U.S. Mid and       RiverSource Disciplined     0-73%    0-83%    0-94%    0-94%    0-94%    0-94%    0-94%    0-94%
                 Small Cap          Small and Mid Cap Equity
                 Equities           Fund
------------------------------------------------------------------------------------------------------------------------------------
                 U.S. Large Cap     RiverSource Disciplined     0-73%    0-83%    0-94%    0-94%    0-94%    0-94%    0-94%    0-94%
                 Equities           Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

The Board of Directors of each Fund has the authority to combine the Funds with other RiverSource Funds without seeking shareholder vote. While not expected to do so prior to the target date, they may do so after that date based on factors such as the similarity of the Funds' holdings, the relative size of the Funds, the opportunity the Funds have to meet their investment objectives, and other factors.


--------------------------------------------------------------------------------
6p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

      ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.

      UNDERLYING FUND SELECTION RISK. The risk that the selected underlying funds' performance may be poor and may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

      DIVERSIFICATION RISK. Although most of the underlying funds are diversified funds, because each Fund invests in a limited number of underlying funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

      QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. In addition, the quantitative methodology employed by the investment manager has been tested using historical market data, but has only recently begun to be used to manage funds of funds. There can be no assurance that the methodology will enable the Funds to achieve their objectives.

      RETIREMENT GOAL RISK. The investor may have different needs than the model anticipates.

COMMON RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is expected to become more conservative over time, the risks set forth below are typically greater for funds with target retirement years further in the future. For example, if you invest in 2045 Fund, you will typically have somewhat greater exposure to the risks set forth below than if you invest in 2010 Fund. See Table 3 - Investment Category Ranges by Fund for the investment categories of the underlying funds. A description of the more common risks to which the underlying funds are subject follows. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

      ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

      CREDIT RISK. The risk that the issuer of a security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. Rating agencies assign credit ratings to certain debt securities to indicate their credit risk. The price of a debt security generally will fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Non-investment grade securities, commonly called "high-yield" or "junk", may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade securities. A default or expected default of a debt security could also make it difficult for the underlying fund to sell the debt security at a price approximating the value previously placed on it.

      DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the underlying funds invest directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for an underlying fund. An underlying fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the investment manager when entering into the derivative instrument.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 7p
--------------------------------------------------------------------------------

      FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

      Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

      Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

      Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

      Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

      GEOGRAPHIC CONCENTRATION RISK. Certain underlying funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, these underlying funds may be more volatile than a more geographically diversified fund.

      INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

      MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

      PREPAYMENT AND EXTENSION RISK. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.

      QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. In addition, these quantitative methods have been tested using historical market data, but have only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

      SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more an underlying fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

      SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification experience, and competitive strengths of larger companies. In addition, in many instances, the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
8p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

PAST PERFORMANCE

Each Fund is new as of the date of this prospectus and therefore performance information is not available.

When performance is available, 2010 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2010 Composite Index.

When performance is available, 2015 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index as well as to a Blended 2015 Composite Index.

When performance is available, 2020 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index as well as to a Blended 2020 Composite Index.

When performance is available, 2025 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2025 Composite Index.

When performance is available, 2030 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2030 Composite Index.

When performance is available, 2035 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2035 Composite Index.

When performance is available, 2040 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2040 Composite Index.

When performance is available, 2045 Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2045 Composite Index.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

Each Blended Composite Index is a hypothetical representation of the performance of each Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of each Fund's neutral asset allocation. The following indexes are used when calculating each Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees and pay only a nominal transfer agency fee. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 9p
--------------------------------------------------------------------------------

2010 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.80%       0.80%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.29%       1.02%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.71% for all classes. The "Total Fund and underlying fund expenses" is 1.20% for Class A and 0.93% for Class Y.


2015 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.81%       0.81%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.30%       1.03%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.73% for all classes. The "Total Fund and underlying fund expenses" is 1.22% for Class A and 0.95% for Class Y.



--------------------------------------------------------------------------------
10p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

2020 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.32%       1.05%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total Fund and underlying fund expenses" is 1.25% for Class A and 0.98% for Class Y.


2025 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.32%       1.05%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total Fund and underlying fund expenses" is 1.25% for Class A and 0.98% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 11p
--------------------------------------------------------------------------------

2030 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.32%       1.05%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total Fund and underlying fund expenses" is 1.25% for Class A and 0.98% for Class Y.


2035 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.32%       1.05%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total Fund and underlying fund expenses" is 1.25% for Class A and 0.98% for Class Y.


--------------------------------------------------------------------------------
12p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

2040 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.32%       1.05%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total Fund and underlying fund expenses" is 1.25% for Class A and 0.98% for Class Y.


2045 FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                                                                 CLASS A     CLASS Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                              5.75%(a)    none
------------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)     none        none

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS A     CLASS Y
Management fees                                                                                                   0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.25%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.34%       0.32%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund expenses                                                                                               0.59%       0.32%

------------------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.10%       0.10%
------------------------------------------------------------------------------------------------------------------------------------

Net Fund expenses(c)                                                                                              0.49%       0.22%
------------------------------------------------------------------------------------------------------------------------------------
Total estimated indirect expenses of the underlying funds(d),(e)                                                  0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Fund and underlying fund expenses(e)                                                                        1.32%       1.05%

------------------------------------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.49% for Class A and 0.22% for Class Y.

(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected investments in those funds, is as shown.

(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total Fund and underlying fund expenses" is 1.25% for Class A and 0.98% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 13p
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:

2010 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $699        $981
--------------------------------------------------------------------------------
Class A(b)                                                     $131        $431
--------------------------------------------------------------------------------

Class Y                                                        $104        $346

--------------------------------------------------------------------------------

2015 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $700        $984
--------------------------------------------------------------------------------
Class A(b)                                                     $132        $434
--------------------------------------------------------------------------------

Class Y                                                        $105        $349

--------------------------------------------------------------------------------

2020 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $702        $990
--------------------------------------------------------------------------------
Class A(b)                                                     $134        $440
--------------------------------------------------------------------------------

Class Y                                                        $107        $356

--------------------------------------------------------------------------------

2025 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $702        $990
--------------------------------------------------------------------------------
Class A(b)                                                     $134        $440
--------------------------------------------------------------------------------

Class Y                                                        $107        $356

--------------------------------------------------------------------------------

2030 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $702        $990
--------------------------------------------------------------------------------
Class A(b)                                                     $134        $440
--------------------------------------------------------------------------------

Class Y                                                        $107        $356

--------------------------------------------------------------------------------

2035 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $702        $990
--------------------------------------------------------------------------------
Class A(b)                                                     $134        $440
--------------------------------------------------------------------------------

Class Y                                                        $107        $356

--------------------------------------------------------------------------------

2040 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $702        $990
--------------------------------------------------------------------------------
Class A(b)                                                     $134        $440
--------------------------------------------------------------------------------

Class Y                                                        $107        $356

--------------------------------------------------------------------------------

2045 FUND                                                    1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Class A(a)                                                     $702        $990
--------------------------------------------------------------------------------
Class A(b)                                                     $134        $440
--------------------------------------------------------------------------------

Class Y                                                        $107        $356

--------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b)   Sales charge waived.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS


AFFILIATED FUNDS OF FUNDS. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI.

UNUSUAL MARKET CONDITIONS. During unusual market conditions, the Fund may temporarily invest more of its assets in the cash equivalents asset class or government securities and short term paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

PORTFOLIO TURNOVER. Trading of securities may produce capital gains, which are taxable to shareholders when distributed.

SECURITIES TRANSACTION COMMISSIONS. Although not currently expected to do so, to the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions is set forth in the SAI. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

DIRECTED BROKERAGE. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS -- 15p
--------------------------------------------------------------------------------

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Under the Investment Management Services Agreement (Agreement), the Fund does not pay a management fee, but it does pay taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement can be found in the SAI and, in the future, will be available in the Fund's annual or semiannual report to shareholders.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

Dimitris J. Bertsimas, Senior Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments as a portfolio manager in 2002.

o Co-Founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served a Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o     MS and Ph.D., MIT.

Jonathan Calvert, CFA, Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 2003.

o Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), 1992 to 2003.

o     Began investment career in 1992.

o     Bachelor of Mathematics, University of Waterloo, Canada.

Erol Sonderegger, CFA, Portfolio Manager

o     Managed the Fund since 2006.

o Employed by RiverSource Investments from 1999 to 2001 as a manager for the Fixed Income Support Team and from 2003 to 2005 as a quantitative analyst.

o     Investment Analyst, Minnesota State Board of Investment, 2001 to 2003.

o     Began investment career in 1996.

o     BBA, International Business, George Washington University.

Colin J. Lundgren, CFA, Senior Portfolio Manager

o     Managed the Fund since 2006.

o     Vice President, Institutional Fixed Income.

o     Joined RiverSource Investments in 1986.

o     Began investment career in 1989.

o     BA, Lake Forest.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
16p -- RIVERSOURCE RETIREMENT PLUS SERIES -- 2006 PROSPECTUS
--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The RiverSource funds are available through certain 401(k) or other qualified and nonqualified plans, banks, broker-dealers or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES: INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of Classes A and Y.

--------------------------------------------------------------------------------
Investment Options Summary
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                            CLASS A                             CLASS Y(a)
-----------------------------------------------------------------------------------------------------------------
AVAILABILITY                                Available to all investors.         Limited to qualifying
                                                                                institutional investors.
-----------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE                        Yes.                                No.
                                            Payable at time of purchase.        Entire purchase price is
                                            Lower sales charge for larger       invested in shares of the fund.
                                            investments.
-----------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC)     No.                                 No.
-----------------------------------------------------------------------------------------------------------------
12B-1 FEE OR SHAREHOLDER SERVICE FEE(B)     Yes.                                No.
                                            0.25%
-----------------------------------------------------------------------------------------------------------------

(a) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(b) For Class A shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

The distribution and shareholder servicing fees for Class A are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive 12b-1 fees equal to 0.25% of the average daily net assets of Class A shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.



--------------------------------------------------------------------------------
S-6400-7                                                                     S.1
--------------------------------------------------------------------------------

BUYING SHARES: SALES CHARGES

CLASS A -- INITIAL SALES CHARGE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                 AS A % OF               AS A % OF             MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE            PURCHASE PRICE**       NET AMOUNT INVESTED     AS A % OF PURCHASE PRICE
-----------------------------------------------------------------------------------------------------
Up to $49,999                      5.75%                    6.10%                      5.00%
-----------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.75                     4.99                       4.00
-----------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                     3.63                       3.00
-----------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                     2.56                       2.15
-----------------------------------------------------------------------------------------------------
$500,000 - $999,999                2.00                     2.04                       1.75
-----------------------------------------------------------------------------------------------------
$1,000,000 or more                 0.00                     0.00                       0.00***
-----------------------------------------------------------------------------------------------------

* Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

**    Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o     Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o     Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o     Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o     Charitable and irrevocable trust accounts.



--------------------------------------------------------------------------------
S.2
--------------------------------------------------------------------------------

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o     purchases made:

      o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

      o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

      o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.



--------------------------------------------------------------------------------
                                                                             S.3
--------------------------------------------------------------------------------

BUYING SHARES: OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

BUYING SHARES

You can establish an account by having your financial institution process your purchase. The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

--------------------------------------------------------------------------------
                            FOR ALL ACCOUNTS EXCEPT
                            THOSE LISTED TO THE RIGHT     TAX QUALIFIED ACCOUNTS
--------------------------------------------------------------------------------
INITIAL INVESTMENT          $2,000                        $1,000
--------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS      $100                          $100
--------------------------------------------------------------------------------
ACCOUNT BALANCE*            $300                          None

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE - SCHEDULED INVESTMENT PLANS

                            FOR ALL ACCOUNTS EXCEPT
                            THOSE LISTED TO THE RIGHT     TAX QUALIFIED ACCOUNTS
--------------------------------------------------------------------------------
INITIAL INVESTMENT          $100                          $100
--------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS      $100                          $50
--------------------------------------------------------------------------------
ACCOUNT BALANCE**           None                          None

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

--------------------------------------------------------------------------------

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are part of an Employer-Sponsored Retirement Plan.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You can sell or exchange shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different exchange policies and sale procedures.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.



--------------------------------------------------------------------------------
S.4
--------------------------------------------------------------------------------

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

THE ASSETS OF THE FUND CONSIST PRIMARILY OF SHARES OF UNDERLYING FUNDS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT AN UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FOREIGN SECURITIES OR HIGH YIELD BONDS, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE APPENDIX A FOR A LIST OF UNDERLYING FUNDS' INVESTMENT STRATEGIES.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o     Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o     Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.



--------------------------------------------------------------------------------
                                                                             S.5
--------------------------------------------------------------------------------

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of foreign securities, small cap stocks or high yield bonds that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
S.6
--------------------------------------------------------------------------------

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Because most of the fund's investments are in shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



--------------------------------------------------------------------------------
                                                                             S.7
--------------------------------------------------------------------------------

Distribution and Shareholder Services. RiverSource Distributors, Inc. (expected to be operational mid-2006), 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder servicing fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund under its transfer agency and administrative services agreements for shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.



--------------------------------------------------------------------------------
S.8
--------------------------------------------------------------------------------

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED FUNDS OF FUNDS. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable time frame. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



--------------------------------------------------------------------------------
                                                                             S.9
--------------------------------------------------------------------------------

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.

-------------------------------------     -------------------------------------------------------------------------------------
UNDERLYING FUNDS                          INVESTMENT OBJECTIVES AND STRATEGIES
-------------------------------------     -------------------------------------------------------------------------------------
EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Disciplined               The Fund seeks to provide shareholders with long-term capital growth. Under
Equity Fund                               normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Disciplined               The Fund seeks to provide shareholders with long-term capital growth. The Fund's
International Equity Fund                 assets primarily are invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Disciplined Small         The Fund seeks to provide shareholders with long-term capital growth. Under
and Mid Cap Equity Fund                   normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM) Index
                                          (the Index) at the time of investment.
-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS

RiverSource(SM) Diversified               The Fund seeks to provide shareholders with a high level of current income while
Bond Fund                                 conserving the value of the investment for the longest period of time. Under normal market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index
                                          (the Index), which are investment grade and denominated in U.S. dollars. The
                                          Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Emerging                  The Fund seeks to provide shareholders with high total return through current
Markets Bond Fund                         income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S.
                                          currencies or the U.S. dollar. The fund will not invest 25% or more of its total assets in any single foreign governmental issuer or in two or more such issuers subject to a common, explicit guarantee, except that the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities.
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             A.1
--------------------------------------------------------------------------------

-------------------------------------     -------------------------------------------------------------------------------------
UNDERLYING FUNDS                          INVESTMENT OBJECTIVES AND STRATEGIES
-------------------------------------     -------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Global                    The Fund seeks to provide shareholders with high total return through income and
Bond Fund                                 growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) High Yield                The Fund seeks to provide shareholders with high current income as its primary
Bond Fund                                 objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments.
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS

RiverSource(SM) Cash                      The Fund seeks to provide shareholders with maximum current income consistent with
Management Fund                           liquidity and stability of principal. The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers'
                                          acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S.
                                          banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A.2
--------------------------------------------------------------------------------

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, the borrower of a loan or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, note or loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the underlying funds purchase unrated securities or loans, or if the rating of a security or loan is reduced after purchase, the underlying funds will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities or loans, commonly called "high-yield" or "junk", may react more to perceived changes in the ability of the issuing company or borrower to pay interest and principal when due than to changes in interest rates. Non-investment grade securities or loans have greater price fluctuations and are more likely to experience a default than investment grade securities or loans.

If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the underlying funds invest directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the underlying funds. The underlying funds will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the underlying funds' investment manager when entering into derivative instruments.

DIVERSIFICATION RISK (EMERGING MARKETS BOND FUND, GLOBAL BOND FUND). A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


--------------------------------------------------------------------------------
                                                                             B.1
--------------------------------------------------------------------------------

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities and floating rate loans may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK (DISCIPLINED EQUITY FUND, DISCIPLINED INTERNATIONAL EQUITY, DISCIPLINED SMALL AND MID CAP EQUITY). The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

PREPAYMENT AND EXTENSION RISK. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a security loans or is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying funds. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying funds' investments are locked in at a lower rate for a longer period of time.

REINVESTMENT RISK. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK (EMERGING MARKETS BOND FUND, GLOBAL BOND FUND). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
B.2
--------------------------------------------------------------------------------

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-21852





TICKER SYMBOL

2010 Fund             Class A: --        Class Y: --
2015 Fund             Class A: --        Class Y: --
2020 Fund             Class A: --        Class Y: --
2025 Fund             Class A: --        Class Y: --
2030 Fund             Class A: --        Class Y: --
2035 Fund             Class A: --        Class Y: --
2040 Fund             Class A: --        Class Y: --
2045 Fund             Class A: --        Class Y: --

RIVERSOURCE [LOGO](SM)
       Investments

                                                              S-6507-99 C (6/06)